Income taxes - Schedule of Unrecognized Tax Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ROMANIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 0
2031-2043 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	0	$ 432,863
Capital losses with no expiry | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	235,372	386,707
2026-2030 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 17,844
2025-2029 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		127,541
2025-2031 | ROMANIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		$ 6,952